Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Revenues, net	$ 10,190	$ 24,121	$ 27,145	$ 37,577
Cost of sales	1,459	3,158	2,824	5,867
Gross profit	8,731	20,963	24,321	31,710
Operating expenses:
Sales and marketing	839	10,917	1,679	11,834
General and administrative	89,975	218,172	231,405	394,605
Impairment expense	0	0	18,781	0
Total operating expenses	90,814	229,089	251,865	406,439
Loss from operations	(82,083)	(208,126)	(227,544)	(374,729)
Other income (expenses), net	(970)	(4,563)	(1,799)	(9,497)
Gain on debt settlement	14,690	0	28,504	0
Loss from continuing operations before income taxes	(68,363)	(212,689)	(200,839)	(384,226)
Income tax benefit		0		0
Loss from continuing operations	(68,363)	(212,689)	(200,839)	(384,226)
Discontinued operations (Note 11):
Income from operations of discontinued component	22,234	183,556	26,087	224,899
Income tax (provision)		0		0
Income from discontinued operations, net of taxes	22,234	183,556	26,087	224,899
Net loss	$ (46,129)	$ (29,133)	$ (174,752)	$ (159,327)
Net loss per share from continuing operations	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Net income per share from discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average shares used in computing basic and diluted income (loss) per share	77,993,935	68,770,657	77,993,935	68,063,832